Segment Information - Origination Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information
Origination Volumes	$ 4,344,328	$ 2,129,720
Loan Sales Data:
Loan Sales		$ 1,910,000
Sales margin (fee-based services as a % of loan sales)	1.51%	1.65%
MSR rate (MSR income as a % of loan commitments)	1.77%	2.11%
Structured Business
Segment Information
New loan originations	$ 1,842,974	$ 847,683	$ 828,218
Loan payoffs / paydowns	924,120	553,409	$ 828,670
Agency Business
Segment Information
Origination Volumes	4,462,436	2,149,633
Loan Sales Data:
Loan Sales	4,814,906	1,492,384
Fannie Mae | Agency Business
Segment Information
Origination Volumes	2,929,481	1,668,581
Loan Sales Data:
Loan Sales	3,223,953	1,130,392
Freddie Mac | Agency Business
Segment Information
Origination Volumes	1,322,498	456,422
Loan Sales Data:
Loan Sales	1,399,029	332,319
FHA | Agency Business
Segment Information
Origination Volumes	189,087	24,630
Loan Sales Data:
Loan Sales	170,554	$ 29,673
CMBS/Conduit | Agency Business
Segment Information
Origination Volumes	21,370
Loan Sales Data:
Loan Sales	$ 21,370